PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,778	$ 1,777
Less - accumulated depreciation and amortization	1,751	1,746
Property and equipment, net	27	31
Depreciation and amortization expenses	13	17	7
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,710	1,709
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24	24
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44	$ 44